Subsequent Events - 6K (Details) $ / shares in Units, $ in Thousands								6 Months Ended		12 Months Ended
	Nov. 28, 2016 USD ($) Installment Extension	Sep. 26, 2016 USD ($) Vessel	Aug. 10, 2016 USD ($) $ / shares shares	Jul. 28, 2016 Installment	Aug. 06, 2015 Vessel	Mar. 17, 2015 USD ($)	Mar. 06, 2015 USD ($) Installment	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 29, 2016 USD ($)	Oct. 04, 2016 USD ($)
Secured Credit and Loan Facilities [Abstract]
Outstanding balance								$ 177,090		$ 177,505	$ 0
Proceeds from draw down								0	$ 8,750	179,047	0	$ 0
Common Stock [Abstract]
Net proceeds from direct offering								0	$ 4,800	$ 13,820	$ 3,204	$ 0
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel										8
Capesize Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel					5
Loan Agreement dated March 6, 2015 [Member]
Secured Credit and Loan Facilities [Abstract]
Outstanding balance								$ 7,700
Proceeds from draw down						$ 8,750
Number of consecutive payment installments | Installment							20
Frequency of periodic payment								Quarterly		Quarterly
Balloon payment							$ 3,950
Subsequent Event [Member]
Common Stock [Abstract]
Net proceeds from direct offering			$ 4,147
Issuance of common stock (in shares) | shares			1,180,000
Common stock purchase price (in dollars per share) | $ / shares			$ 4.15
Subsequent Event [Member] | Capesize Vessel [Member]
Vessel Acquisitions [Abstract]
Number of vessels acquired | Vessel		2
Purchase price per vessel		$ 20,750
Subsequent Event [Member] | Loan Agreement dated March 6, 2015 [Member]
Secured Credit and Loan Facilities [Abstract]
Number of consecutive payment installments that can be partially deferred | Installment				4
Subsequent Event [Member] | Jelco Loan Facility [Member]
Secured Credit and Loan Facilities [Abstract]
Outstanding balance													$ 12,800
Face amount														$ 4,150
Maximum borrowing capacity	$ 12,800
Proceeds from draw down	8,650
Subsequent Event [Member] | NSF Secured Term Loan Facility [Member]
Secured Credit and Loan Facilities [Abstract]
Outstanding balance													$ 7,500
Face amount	32,000
Proceeds from draw down	$ 7,500
Interest rate	11.00%
Number of consecutive payment installments | Installment	4
Frequency of periodic payment	Quarterly
Installment payment	$ 900
Balloon payment	$ 28,400
Initial termination date	Dec. 31, 2019
Term of extension	1 year
Number of allowed extensions | Extension	2
Extension fee percentage	1.75%